Administrative expenses - Summary of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Administrative Expenses [Abstract]
Professional services	$ (7,351)	$ (5,852)	$ (6,774)
Occupancy expenses (a)	(977)	(1,339)	(3,745)
Travel expenses	(1,586)	(2,760)	(3,089)
IT and telecom services	(1,085)	(1,262)	(1,415)
Materials and supplies	(153)	(227)	(189)
Taxes and contributions	(189)	(358)	(143)
Marketing	(386)	(507)	(381)
Depreciation of property and equipment	(654)	(847)	(978)
Depreciation right of use assets	(1,026)	(1,273)	0
Software amortization	(84)	(96)	(161)
Other administrative expenses	(1,136)	(1,181)	(1,034)
Administrative expenses	$ (14,627)	$ (15,702)	$ (17,909)